INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Canada [Member]	Sep. 30, 2012 Canada [Member] Predecessor [Member]	Dec. 31, 2011 Canada [Member] Predecessor [Member]	Dec. 31, 2010 Canada [Member] Predecessor [Member]	Dec. 31, 2012 United States [Member]	Sep. 30, 2012 United States [Member] Predecessor [Member]	Dec. 31, 2011 United States [Member] Predecessor [Member]	Dec. 31, 2010 United States [Member] Predecessor [Member]	Dec. 31, 2012 Other Country [Member]	Sep. 30, 2012 Other Country [Member] Predecessor [Member]	Dec. 31, 2011 Other Country [Member] Predecessor [Member]	Dec. 31, 2010 Other Country [Member] Predecessor [Member]
Earnings (loss) from continuing operations	(35.2)	618.4	(974.0)	(396.9)	(31.6)	651.2	(773.0)	(400.0)	8.0	1.6	(16.7)	(14.0)	0	0	0.2	15.5
Earnings (loss) from discontinued operations	(12.9)	(3.6)	(194.5)	(16.0)
Earnings (loss) before income taxes	(36.5)	649.2	(984.0)	(414.5)